Cash flow statement - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Change in financial assets held at amortised cost	£ (26,316)	£ (21,106)	£ 12,311
Change in financial assets at fair value through profit or loss	(24,505)	(9,872)	(22,539)
Change in derivative financial instruments	4,446	(4,082)	1,805
Change in other operating assets	5,686	(4,562)	(687)
Change in operating assets	£ (40,689)	£ (39,622)	£ (9,110)